Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment Losses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Depreciation	$ (215,581,938)	$ (224,724,380)	$ (202,971,892)
Amortization	(14,375,081)	(11,903,007)	(12,215,408)
Total	$ (229,957,019)	$ (236,627,387)	$ (215,187,300)